Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Income taxes payable	$ 1,010	$ 1,009
Taxes and other current assets	9,196	9,380
Taxes and other noncurrent assets	5,088	5,697
Noncurrent deferred tax liabilities	21,593	18,861
Other taxes payable	6,610	6,886
Unrecognized Tax Benefit [Member]
Income Tax Contingency [Line Items]
Income taxes payable	36	357
Taxes and other current assets	30	11
Taxes and other noncurrent assets	169	225
Noncurrent deferred tax liabilities	231	677
Other taxes payable	5,800	6,000
Receivable related to uncertain tax positions [Member] [Member]
Income Tax Contingency [Line Items]
Taxes and other current assets	887
Noncurrent deferred tax liabilities	$ 446